CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 11,152	$ 7,122
Bank deposits	20,900	21,400
Marketable securities	6,830	21,652
Receivables from collaborative arrangements	956	2,153
Prepaid expenses and other current assets	1,556	1,074
TOTAL CURRENT ASSETS	41,394	53,401
NON-CURRENT ASSETS:
Restricted long-term deposits and cash	1,291	1,293
Property and equipment, net	1,397	1,817
Operating lease right-of-use assets	1,579	1,896
Funds in respect of employee rights upon retirement	744	754
TOTAL NON-CURRENT ASSETS	5,011	5,760
TOTAL ASSETS	46,405	59,161
CURRENT LIABILITIES:
Accounts payable	1,345	1,203
Other accounts payable	3,164	4,088
Current maturities of operating leases liabilities	649	673
TOTAL CURRENT LIABILITIES	5,158	5,964
LONG-TERM LIABILITIES -
Operating leases liabilities	958	1,299
Liability for employee rights upon retirement	1,042	1,049
TOTAL LONG-TERM LIABILITIES	2,000	2,348
COMMITMENTS
TOTAL LIABILITIES	7,158	8,312
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.1 par value - authorized: 50,000,000 as of December 31, 2020 and June 30, 2021; issued and outstanding: 23,000,782 and 23,029,951 as of December 31, 2020 and June 30, 2021, respectively.	635	635
Additional paid-in capital	232,071	231,577
Accumulated deficit	(193,459)	(181,363)
TOTAL SHAREHOLDERS' EQUITY	39,247	50,849
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 46,405	$ 59,161